INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization		$ (100)			$ (141)
Net Carrying Amount		50,050
Gross Carrying Amount		50,150			62,654
Total intangible assets	$ 50,000	50,050	$ 62,466	$ 62,481	62,513
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount					394
Accumulated Amortization					(71)
Net Carrying Amount					323
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		50,150			50,150
Accumulated Amortization		(100)			(70)
Net Carrying Amount		$ 50,050			50,080
In-process R&D
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)					$ 12,110